General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
RADVISION Ltd. ("the Company") is an Israeli company which designs, develops and supplies products and technology that enable real-time voice, video and data communications over packet networks, including the Internet and other networks based on the Internet Protocol ("IP").

The Company's products and technology are used by its customers to develop systems that enable enterprises and service providers to use packet networks for real-time IP communications.

The Company operates under two reportable segments: 1) the Video Business Unit ("VBU"), which develops a complete portfolio of video conferencing products, including video network infrastructure, desktop video solutions, conference room endpoint products and management software;  and 2) the Technology Business Unit ("TBU"), which focuses on creating developer toolkits for the underlying IP communication protocols and testing tools needed for real-time voice and video over IP.

b.
Revenues derived from the Company's largest customer in 2009, 2010 and 2011 represented 42%, 34% and 12%, respectively, of total sales. In April 2010, this customer acquired one of the Company's principal competitors. The Company expects that its sales to this customer will continue to decline in 2012.

c.	1.
On February 10, 2010, the Company acquired certain assets of Aethra Video Srl and Aethra SpA of Ancona, Italy (together, "Aethra"), including certain intellectual property and technology for High Definition  video conferencing endpoint systems. With this acquisition, the Company entered into the video conferencing endpoint market segment. The Company has had an original equipment manufacturer ("OEM") relationship with Aethra since 2005, through which the Company's video infrastructure products and technology have been included in Aethra video solutions, allowing Aethra to offer the market a complete end-to-end solution.

The agreements for the acquisition were incorporated into Aethra's pre-insolvency plan that was filed and admitted by the Italian court on January 25, 2010.

The acquisition also included the purchase of additional fixed assets and selected commercial agreements. As of December 31, 2010, the Company has paid $ 6,984 and accrued $ 1,575 for Aethra's purchase price. As of December 31, 2011, the Company has paid the entire purchase price amount of  $ 8,559 and has no additional obligations to pay for the aquisition.

2.	Purchase Price Allocation:

In accordance with ASC 805, the total purchase price which was accrued during the first 12 months following the closing of the purchase agreement,  was allocated to the assets acquired and liabilities assumed based on their estimated fair values as set forth below as of the acquisition date. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Current assets, net	$68
Customer relationships	1,680
Technology	4,200
In-process research and development	830
Goodwill (tax deductible) *)	1,781

Total final purchase price	$8,559

*)	Allocated to the VBU segment.

3.	Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, the intention for future use of acquired assets, analyses of historical financial performance and estimates of future performance of Aethra's products. The fair value of intangible assets was based on a valuation completed by a third party valuation firm using the income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Aethra acquisition:

	Fair value	Useful life

Customer relationships (1)	$1,680	4 years
Technology (2)	4,200	4 years
In-process research and development (3)	830	4 years (*)

Total intangible assets	$6,710

(*)	In May 2010, upon completion of the development stage, the Company determined the useful life to be four years and classified this amount to Technology.

(1)	Customer relationships represent the underlying relationships and agreements with Aethra's installed customer base and will be amortized over a period of four years using the accelerated method.

(2)
Technology represents a combination of Aethra processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products. The technology is amortized over a period of four years using the straight line method.

(3)
In-process research and development ("IPR&D") represents incomplete Aethra research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. Upon completion of development, the acquired IPR&D will be considered finite-lived assets and will be amortized accordingly over four years.

The total acquisition related restructuring expenses, net of $ 2,722 in 2010 and $ 105 in 2011, consisted of certain labor related liabilities of Aethra's video department employees. Under Italian law, the Company assumed certain obligations towards these employees following the acquisition of certain Aethra assets in February 2010. These employees do not provide any service to the Company.

Such employees are currently subject to the Italian Cassa Integrazione Guadagni Straordinaria ("CIGS") unemployment plan. Under the CIGS plan, such employees are entitled to unemployment benefits from the Italian government and the Company is required to pay monthly social security payments and severance payments. Under the terms of the CIGS plan, the Company recorded a provision in the total amount of $ 2,478 and $ 1,764 as of December 31, 2010 and 2011, respectively (see also Note 10).

During 2011, the Company completed the second and final phase of the acquisition of Aethra. As part of the second phase the Company paid an additional $ 806 which was recorded as part of acquisition related costs  since according to ASC 805 this payment was not part of business combination payment.

In 2010, acquisition-related costs in the amount of $ 364 consisted mainly of legal and financial advisors fees.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of certain assets of Aethra as if the acquisition had occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $ 1,785 and other acquisition-related expenses of $ 3,086 in 2009. The acquisition did not have a material effect on pro forma financial data for the period from January 1, 2010 to February 10, 2010.

December 31,
2009
Unaudited

Revenues	$89,586

Net loss	$(5,937)

Basic and diluted net loss per share	$(0.30)